Income Taxes - Schedule of Change in the Liability (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Beginning Balance		$ 1,734	[1]	$ 0
Additions for prior year tax positions		60
Lapse of statute of limitations		(467)		(533)
Ending Balance	[1]	$ 1,327		1,734
Arxis Businesses Transaction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Additions for prior year tax positions				$ 2,267

[1]	Including interest and penalties of $396 and $533 for the years ended December 31, 2025 and 2024, respectively.